Segmental Information - Additional Information (Detail) - Geographic concentration risk2 [member]	12 Months Ended
Dec. 31, 2024
Revenue [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue.
Concentration risk percentage	10.00%
Non-current Assets [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	non-current assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current assets
Concentration risk percentage	10.00%